SEGMENTED INFORMATION (Details 2) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
GEOGRAPHIC INFORMATION
Revenues	25,306	27,053	21,520
Property, plant and equipment, net	33,318	29,074
Canada
GEOGRAPHIC INFORMATION
Revenues	12,171	12,097	9,385
Property, plant and equipment, net	19,293	16,690
United States
GEOGRAPHIC INFORMATION
Revenues	13,135	14,956	12,135
Property, plant and equipment, net	14,025	12,384